Quarterly Report
December 31, 2021
MFS®  California
Municipal Bond Fund
MCA-Q3

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 100.4%
Airport Revenue – 7.3%
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	$2,190,000	$2,602,179
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	2,334,435
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	1,305,000	1,622,761
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,620,354
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,441,302
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,219,538
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2036	750,000	929,007
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2037	1,400,000	1,730,858
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2038	1,000,000	1,234,469
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2039	1,000,000	1,232,405
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	665,000	793,877
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	789,478
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2051	5,000,000	5,795,244
San Diego County, CA, Regional Airport Authority Rev., “C”, 5%, 7/01/2031	1,030,000	1,319,121
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	850,000	862,753
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	7,605,000	9,355,598
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	3,479,176
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2039	3,420,000	4,230,002
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,187,707
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,352,443
		$47,132,707
General Obligations - General Purpose – 5.6%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,080,000	$1,155,310
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	810,000	907,741
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	225,000	258,974
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	255,000	300,567
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	5,930,000	5,262,875
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	60,000	60,424
Marin County, CA, Healthcare District (Election of 2013), “A”, 4%, 8/01/2047	3,000,000	3,400,962
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	430,000	442,889
State of California, Various Purpose General Obligation, 5.25%, 4/01/2035	2,545,000	2,575,650
State of California, Various Purpose General Obligation, 5%, 4/01/2045	7,000,000	8,782,894
State of California, Various Purpose General Obligation Refunding, 4%, 8/01/2037	1,700,000	1,970,320
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2041	4,000,000	5,298,038
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2041	3,985,000	4,816,252
State of Illinois, General Obligation, 5.5%, 5/01/2039	440,000	562,192
State of Illinois, General Obligation, 5.75%, 5/01/2045	410,000	525,191
		$36,320,279
General Obligations - Schools – 18.7%
Alameda and Contra Costa Counties, CA, Chabot-Las Postas Community College District, General Obligation, “B”, 4%, 8/01/2025	$400,000	$450,282
Alameda and Contra Costa Counties, CA, Chabot-Las Postas Community College District, General Obligation, “B”, 4%, 8/01/2026	450,000	519,383
Alameda and Contra Costa Counties, CA, Chabot-Las Postas Community College District, General Obligation, “B”, 4%, 8/01/2027	1,000,000	1,178,844
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	4,335,000	3,952,770
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	2,785,000	3,248,433
Dublin, CA, Unified School District (Election of 2016), “B”, 4%, 8/01/2043	1,945,000	2,239,752
Folsom Cordova, CA, Unified School District (Election of 2007), “D”, AGM, 4%, 10/01/2038	4,000,000	4,586,560
Folsom Cordova, CA, Unified School District (Election of 2007), “D”, AGM, 4%, 10/01/2039	4,000,000	4,581,330
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038 (Prerefunded 10/01/2023)	2,465,000	2,668,637
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,793,381
Grossmont, CA, Union High School District (Election of 2008), “I-2”, 4%, 8/01/2044	5,190,000	6,099,335
Imperial County, CA, Community College District Rev., BAM, 4%, 8/01/2040	465,000	526,766

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	$500,000	$336,358
Kern County, CA, Sierra Sands Unified School District (Election of 2006), Capital Appreciation, AGM, 0%, 11/01/2033	1,260,000	938,049
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	1,590,000	1,700,896
Los Angeles County, CA, Inglewood Unified School District (Election of 2020), “A”, AGM, 4%, 8/01/2038	1,640,000	1,925,657
Los Angeles County, CA, Inglewood Unified School District (Election of 2020), “A”, AGM, 4%, 8/01/2040	2,070,000	2,418,375
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	1,030,009
Los Angeles County, CA, Palmdale School District (Election of 2016), 4%, 8/01/2044	2,395,000	2,727,756
Los Angeles, CA, Unified School District, General Obligation, “RYO”, 5%, 7/01/2035	3,000,000	3,923,900
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2039 (Prerefunded 2/15/2027)	2,000,000	2,343,423
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2040 (Prerefunded 2/15/2027)	1,000,000	1,171,712
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,992,279
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	1,304,615
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	1,570,000	1,707,404
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	500,000	400,676
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,306,537
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 0% to 8/01/2019, 6% to 8/01/2030	3,000,000	3,385,418
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	5,773,160
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	3,015,383
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	962,020
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	961,529
Oakland, CA, Unified School District Rev. (Election of 2012), “A”, AGM, 4%, 8/01/2034	1,000,000	1,162,978
Oakland, CA, Unified School District Rev. (Election of 2012), “A”, AGM, 4%, 8/01/2035	1,000,000	1,161,709
Orange County, CA, Garden Grove Unified School District, 4%, 8/01/2046	3,000,000	3,429,198
Oxnard, CA, School District (Ventura County), “A”, BAM, 5%, 8/01/2045	2,590,000	3,143,701
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	592,418
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	1,400,000	1,656,007
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,305,429
Placer and Sacramento Counties, CA, Roseville Joint Union High School District (School Facilities Improvement District No. 1), 4%, 8/01/2046	1,515,000	1,709,773
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	600,000	643,060
San Diego County, CA, La Mesa-Spring Valley School District, General Obligation, “A”, BAM, 4%, 8/01/2022	1,140,000	1,165,210
San Diego County, CA, La Mesa-Spring Valley School District, General Obligation, “A”, BAM, 4%, 8/01/2023	1,300,000	1,376,514
San Diego, CA, Community College District (Election of 2002), Convertible Capital Appreciation, 6% to 8/01/2019, 6% to 8/01/2033	2,000,000	2,579,671
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034 (Prerefunded 1/01/2024)	1,235,000	700,198
San Diego, CA, Unified School District (Election of 2012), “I”, 4%, 7/01/2047	2,145,000	2,464,207
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041 (Prerefunded 8/01/2022)	1,235,000	1,269,552
San Mateo, CA, Sequoia Union High School District Tax Rev., 1.5%, 6/30/2022	11,140,000	11,214,744
Santa Barbara and San Luis Obispo Counties, CA, Santa Maria-Bonita School District, 4%, 8/01/2042	1,000,000	1,137,296
Santa Barbara and San Luis Obispo Counties, CA, Santa Maria-Bonita School District, 4%, 8/01/2044	1,250,000	1,420,078
Santa Clara and Santa Cruz Counties, CA, West Valley-Mission Community College District (Election of 2018), “A”, 4%, 8/01/2044	2,650,000	3,124,677
Santa Clara County, CA, Gilroy Unified School District, General Obligation, “2016”, 4%, 8/01/2025	100,000	112,684
Santa Clara County, CA, Gilroy Unified School District, General Obligation, “2016”, 4%, 8/01/2026	125,000	144,457
Santa Clara County, CA, Gilroy Unified School District, General Obligation, “2016”, 4%, 8/01/2027	275,000	324,677
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,864,176
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	1,117,901
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	1,170,355
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	2,212,395
		$121,373,694

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 12.1%
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	$2,550,000	$3,033,463
California Health Facilities Financing Authority Rev. (City of Hope), 5%, 11/15/2049	4,000,000	4,723,885
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,205,955
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	835,623
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	1,000,000	1,225,407
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2048	3,500,000	4,267,974
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046 (Prerefunded 11/15/2026)	1,300,000	1,577,577
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046	1,880,000	2,224,137
California Health Facilities Financing Authority Rev., (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	4,000,000	5,137,696
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2036 (n)	175,000	209,651
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2046 (n)	750,000	883,229
California Municipal Finance Authority Rev. (Community Health System), “A”, AGM, 4%, 2/01/2051	5,000,000	5,858,793
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,522,151
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	1,014,324
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	507,312
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2042	2,000,000	2,385,262
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,186,023
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,876,853
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	226,147
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	181,490
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	85,000	93,301
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	315,000	344,426
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	451,044
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,734,156
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,936,271
California Statewide Communities Development Authority Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,800,832
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2042	4,000,000	4,847,016
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2039	1,600,000	1,882,548
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2040	650,000	762,496
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2045	2,000,000	2,316,874
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,202,848
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,404,439
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	200,000	229,852
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,865,370
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	1,000,000	1,157,544
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	635,000	754,815
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	455,000	539,999
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	430,000	509,691
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	2,239,037
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032 (Prerefunded 8/15/2022)	390,000	401,723
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	70,000	81,755
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,453,801
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2022	230,000	233,885
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2023	260,000	272,897
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2024	235,000	253,718
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2025	290,000	321,231
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2026	300,000	339,846
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2028	665,000	822,071
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2029	635,000	801,527
Upland, CA (San Antonio Regional Hospital), COP, 4%, 1/01/2042	1,000,000	1,115,458
Upland, CA (San Antonio Regional Hospital), COP, 5%, 1/01/2047	1,000,000	1,183,329
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2031	325,000	403,335
Washington Township, CA, Health Care District Rev., “A”, 4%, 7/01/2033	550,000	639,684
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,175,252
		$78,655,023

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – 4.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	$1,270,000	$1,339,336
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	795,180
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,134,158
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2040	650,000	807,185
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2050	1,000,000	1,223,180
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2055	1,000,000	1,215,138
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	2,000,000	2,294,779
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	1,250,000	1,434,202
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2051 (n)	1,000,000	1,145,091
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2056 (n)	1,000,000	1,142,072
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	775,000	910,038
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2038	435,000	497,720
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	491,257
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	494,333
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	1,108,137
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	1,405,000	1,491,522
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	1,785,000	1,812,548
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2039	500,000	582,386
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2040	500,000	583,672
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2041	1,000,000	1,166,452
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2046	1,000,000	1,152,571
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	735,000	817,119
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 5%, 4/01/2047	1,835,000	2,154,269
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042 (Prerefunded 10/01/2022)	750,000	781,952
		$26,574,297
Industrial Revenue - Environmental Services – 0.5%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	$3,000,000	$3,171,059
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$514,223
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	78,965	83,554
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	750,000	827,496
		$1,425,273
Miscellaneous Revenue - Other – 0.8%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	$830,000	$898,814
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	898,813
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,478,606
San Francisco, CA, City & County Airports Commission, International Airport Rev., Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	1,510,000	1,849,800
		$5,126,033
Multi-Family Housing Revenue – 4.6%
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	$3,000,000	$3,143,494
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	3,000,000	3,086,586
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	3,000,000	2,678,343
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	2,907,039	3,348,344
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	4,000,000	4,373,557

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
California Statewide Communities Development Authority, Essential Housing Rev. (City of Orange Portfolio), “B”, 4%, 3/01/2057 (n)	$2,000,000	$1,891,639
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	3,000,000	3,141,986
CMFA Special Finance Agency VIII Rev. (Elan Huntington Beach), “A-2”, 4%, 8/01/2047 (n)	3,000,000	2,952,667
CMFA Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)(w)	2,000,000	1,805,821
CMFA Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,000,000	3,136,751
		$29,559,188
Parking – 0.3%
Stockton, CA, Public Financing Authority Parking Rev., 5%, 3/01/2047	$1,625,000	$1,929,365
Port Revenue – 2.7%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$1,710,000	$2,026,111
Los Angeles, CA, Transportation Authority Rev., 2021-A, 5%, 6/01/2025	2,000,000	2,309,393
Los Angeles, CA, Transportation Authority Rev., 2021-A, 5%, 6/01/2027	3,250,000	4,006,000
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2028	1,250,000	1,546,265
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2029	3,875,000	4,903,145
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 11/01/2029	2,125,000	2,717,225
		$17,508,139
Sales & Excise Tax Revenue – 2.5%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$40,000	$49,059
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	30,000	37,347
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	40,000	50,888
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	165,000	190,042
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	225,000	253,592
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	114,000	129,972
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	4,615,000	5,342,126
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	1,100,000	1,239,477
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	385,000	433,817
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	10,168
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	186,000	212,898
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	14,000	13,515
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	171,000	158,109
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	27,206
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,566,000	1,274,014
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,524,000	1,155,185
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	13,175,000	4,477,254
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	745,000	794,634
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	555,000	568,161
		$16,417,464
Secondary Schools – 3.6%
California Infrastructure & Economic Development Bank, 4%, 11/01/2050	$500,000	$576,263
California Infrastructure & Economic Development Bank Charter School Rev. (Alliance for College-Ready Public Schools), “B”, 5%, 11/01/2039	300,000	365,805
California Infrastructure & Economic Development Bank Charter School Rev. (Alliance for College-Ready Public Schools), “B”, 5%, 11/01/2044	350,000	423,861
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	1,000,000	1,036,173
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	837,589
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038 (n)	970,000	1,134,744
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	842,490
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	57,987
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	450,000	505,681

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	$415,000	$466,809
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045 (n)	415,000	464,099
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2040 (n)	525,000	626,328
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2050 (n)	1,000,000	1,179,403
California School Finance Authority, Charter School Rev. (Downtown Prep), 5%, 6/01/2046 (n)	1,000,000	1,081,984
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2040 (n)	1,125,000	1,289,607
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2058 (n)	625,000	705,396
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2030 (n)	1,190,000	1,370,800
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2040 (n)	750,000	841,056
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050 (n)	1,060,000	1,176,819
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	1,245,000	1,401,106
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038 (n)	870,000	1,033,651
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	870,000	1,018,186
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2034	530,000	578,531
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2037 (n)	505,000	592,157
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	470,000	511,148
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2047 (n)	745,000	861,849
California School Finance Authority, School Facility Rev. (Kipp SoCal), “A”, 5%, 7/01/2049 (n)	1,050,000	1,264,457
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,274,460
		$23,518,439
Single Family Housing - State – 0.8%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$1,460,000	$1,605,493
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	1,975,000	2,169,218
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	1,295,000	1,437,746
		$5,212,457
State & Local Agencies – 4.3%
California Infrastructure & Economic Development Bank Lease Rev. (California State Teachers' Retirement System Headquarters Expansion Green Bonds - Climate Bond Certified), 5%, 8/01/2044	$1,500,000	$1,867,242
California Municipal Finance Authority, Lease Rev. (Orange County Civic Center Infrastructure Improvement Program - Phase II), “A”, 5%, 6/01/2043	4,505,000	5,470,134
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	2,120,000	2,228,969
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2029 (w)	3,000,000	3,823,293
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.864% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,360,000	2,284,531
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2034	1,000,000	1,187,515
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	800,000	946,141
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	540,000	637,617
Ontario Public Finance Authority Lease Rev., AGM, 5%, 11/01/2042	1,025,000	1,259,454
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2030	500,000	584,285
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2031	1,000,000	1,167,304
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2032	550,000	641,321
State of California, Public Works Rev. (Various Capital Projects), “A”, 5%, 2/01/2026	5,000,000	5,887,609
		$27,985,415
Student Loan Revenue – 0.1%
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	$380,000	$388,383

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 0.8%
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	$315,000	$364,631
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	170,000	196,605
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	500,000	571,575
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	635,000	647,685
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	665,000	682,380
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	2,010,000	2,075,873
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	100,000	107,904
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	334,061
		$4,980,714
Tax Assessment – 5.9%
California Statewide Communities Development Authority Rev. (Infrastructure Program), “A”, 5%, 9/02/2048	$940,000	$1,119,288
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2039	1,000,000	1,200,692
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2044	1,000,000	1,191,694
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 4%, 9/02/2050	1,000,000	1,134,682
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 4%, 9/02/2040	2,000,000	2,299,996
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2044	500,000	602,479
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2049	500,000	599,147
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,062,045
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District No. 31), “A”, 5%, 9/01/2037	1,000,000	1,025,663
Jurupa, CA, Public Financing Authority, Special Tax Refunding Rev., “A”, AGM, 4%, 9/01/2043	1,745,000	2,007,284
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	1,030,317
Lee Lake, CA, Public Financing Authority, Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,067,473
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2022	300,000	309,393
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2023	295,000	317,695
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2022	40,000	41,261
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2023	45,000	48,484
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	840,000	898,785
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	722,706
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,500,362
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,062,291
Rancho Cucamonga, CA, Redevelopment Agency, Tax Allocation Refunding (Successor Agency to the Rancho Redevelopment Project Area), AGM, 5%, 9/01/2032	2,625,000	2,918,732
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	1,029,580
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,266,277
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,544,310
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	829,451
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NPFG, 5%, 8/01/2043	1,100,000	1,284,302
San Francisco, CA, City and County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2026 (n)	100,000	109,667
San Francisco, CA, City and County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2031 (n)	200,000	231,246
San Francisco, CA, City and County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2036 (n)	700,000	805,925
San Francisco, CA, City and County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2051 (n)	1,600,000	1,807,201
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,075,371
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2034	1,200,000	1,535,910
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2036	1,600,000	2,038,868
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2037	700,000	890,164
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2033	300,000	379,887
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2034	300,000	379,177
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2035	250,000	315,550

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2038	$600,000	$753,290
		$38,436,645
Tobacco – 3.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$370,000	$464,987
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	7,375,000	1,220,664
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2049	1,500,000	1,740,541
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2049	1,000,000	1,207,881
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 1.375%, 6/01/2030	35,000	35,142
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 5%, 6/01/2049	750,000	916,313
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	10,000,000	2,514,811
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), “B-1”, 1.1%, 6/01/2030	5,000	5,011
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), “B-1”, 4%, 6/01/2049	325,000	367,870
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	5,000,000	1,341,520
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2029	2,000,000	2,458,051
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	15,000,000	2,946,270
Sacramento County, CA, Tobacco Securitization Corp. Authority, “2021A-1”, 4%, 6/01/2049	1,000,000	1,137,022
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2036	250,000	315,580
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2037	1,000,000	1,259,027
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2038	750,000	942,255
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2048	4,250,000	5,234,158
		$24,107,103
Toll Roads – 3.1%
Bay Area Toll Authority, California Toll Bridge Rev., “A”, 2%, 4/01/2056 (Put Date 4/01/2028)	$4,000,000	$4,221,994
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2033	2,985,000	3,458,499
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	855,000	989,516
California Foothill/Eastern Transportation Corridor Agency, Toll Road Rev., “C”, 5%, 1/15/2027	200,000	237,196
California Foothill/Eastern Transportation Corridor Agency, Toll Road Rev., “C”, 5%, 1/15/2028	200,000	242,281
California Foothill/Eastern Transportation Corridor Agency, Toll Road Rev., “C”, 5%, 1/15/2031	300,000	383,953
Riverside County, CA, Transportation Commission Toll Rev., “A”, 5.75%, 6/01/2044 (Prerefunded 6/01/2023)	1,680,000	1,807,266
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 4%, 1/15/2034	3,000,000	3,682,668
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 4%, 1/15/2035	1,730,000	2,097,188
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 4%, 1/15/2036	1,400,000	1,689,219
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 4%, 1/15/2038	300,000	359,140
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 4%, 1/15/2039	315,000	376,586
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 4%, 1/15/2044	255,000	301,131
		$19,846,637
Transportation - Special Tax – 1.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$470,000	$473,271
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	65,000	65,899
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	225,000	228,701
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,530,000	1,553,586
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	75,000	76,037
Lancaster, CA, Financing Authority Rev. (Measure M&R Structure Improvement Project), BAM, 4%, 6/01/2039	1,365,000	1,609,187
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	1,400,000	1,443,512
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	500,000	617,875
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	500,000	603,238
		$6,671,306

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 5.0%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$2,060,000	$2,518,457
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	1,118,992
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	502,627
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,494,680
California Educational Facilities Authority Rev. (Loyola Marymount University), “B”, 5%, 10/01/2038	630,000	774,553
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,151,037
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,149,719
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	574,338
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,229,449
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	742,777
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,416,844
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,179,477
California Municipal Finance Authority Rev. (Concordia University Irvine), 4%, 1/01/2032	235,000	283,082
California Municipal Finance Authority Rev. (Concordia University Irvine), 4%, 1/01/2033	235,000	282,063
California Municipal Finance Authority Rev. (Concordia University Irvine), 4%, 1/01/2034	250,000	298,874
California Municipal Finance Authority Rev. (Concordia University Irvine), 4%, 1/01/2035	315,000	375,466
California Municipal Finance Authority Rev. (Concordia University Irvine), 4%, 1/01/2036	1,000,000	1,189,572
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	5,109,160
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,784,357
California Municipal Finance Authority Rev. (University of the Pacific), “A”, 5%, 11/01/2029	500,000	642,354
California Municipal Finance Authority Rev. (University of the Pacific), “A”, 5%, 11/01/2030	520,000	680,020
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	555,826
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	2,742,338
University of California, Limited Project Rev., “S”, 5%, 5/15/2025 (w)	2,000,000	2,280,088
University of California, Limited Project Rev., “S”, 5%, 5/15/2026 (w)	2,000,000	2,351,484
		$32,427,634
Universities - Dormitories – 3.9%
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2035	$450,000	$559,496
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2040	600,000	736,410
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2045	600,000	726,971
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2050	650,000	784,739
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2055	825,000	988,919
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2057	450,000	537,488
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	225,000	252,745
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	3,135,324
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	3,065,000	3,689,080
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2040	1,000,000	1,180,587
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	452,960
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	567,245
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,690,559
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,500,000	1,610,618
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,158,765
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	1,740,000	1,872,596
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	3,000,000	3,509,812

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	$3,250,000	$1,981,425
		$25,435,739
Utilities - Cogeneration – 0.6%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039 (n)	$1,000,000	$1,201,339
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045 (n)	1,610,000	1,910,983
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	500,000	512,500
		$3,624,822
Utilities - Municipal Owned – 2.5%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$280,000	$306,896
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	315,000	344,049
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	3,000,000	3,501,003
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,200,000	1,195,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	180,000	179,325
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	100,000	98,125
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	50,000	50,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	455,000	455,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	50,000	48,812
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	475,000	463,719
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	765,000	762,131
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,107
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	280,000	275,450
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	1,315,000	1,333,182
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	235,000	229,419
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	200,000	199,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	40,000	39,850
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	620,000	617,675
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	55,000	58,758
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	45,000	45,056
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	95,000	95,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	290,000	283,112
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	325,000	325,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	115,000	115,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	355,000	355,000
Southern California Public Power Authority Rev. (Milford Wind Corridor Phase II Project), “2021-1”, 5%, 7/01/2025	800,000	927,099
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2039 (w)	425,000	533,777
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2040 (w)	365,000	457,585
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2041 (w)	420,000	525,674
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	2,130,000	2,193,821
		$16,024,375
Utilities - Other – 1.1%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	$1,750,000	$2,672,725
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2022	2,210,000	2,304,861
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	2,234,021
		$7,211,607
Water & Sewer Utility Revenue – 4.6%
Belmont, CA, Joint Powers Financing Authority, Sewer Rev., 5%, 8/01/2047	$1,885,000	$2,373,806
Carpinteria Valley, CA, Water District Refunding Rev., “A”, 5%, 7/01/2033	450,000	584,685
Carpinteria Valley, CA, Water District Refunding Rev., “A”, 5%, 7/01/2035	600,000	776,362
Contra Costa County, CA, Water Rev., “W”, 5%, 10/01/2024	400,000	450,380
Contra Costa County, CA, Water Rev., “W”, 5%, 10/01/2025	400,000	466,977
Fillmore, CA, Wastewater Refunding Rev., AGM, 5%, 5/01/2047	3,000,000	3,582,478

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	$720,000	$880,527
Metropolitan Water District of Southern California Water Refunding Rev., “B”, 4%, 10/01/2024	1,250,000	1,373,738
Metropolitan Water District of Southern California Water Refunding Rev., “B”, 4%, 10/01/2025	1,000,000	1,130,007
Metropolitan Water District of Southern California Water Refunding Rev., “B”, 5%, 10/01/2026	1,500,000	1,812,111
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,660,000	1,829,762
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	457,020
Porterville, CA, Water Rev. Certificates of Participation (Water System Financing Project), AGM, 4%, 8/15/2037	175,000	209,674
San Mateo-Foster City, CA, Public Financing Authority, Wastewater Rev. (Clean Water Program), 4%, 8/01/2044	2,205,000	2,613,846
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,462,755
Silicon Valley Clean Water, CA, Wastewater Rev., 4%, 8/01/2044	3,250,000	3,724,041
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043 (Prerefunded 3/01/2023)	1,715,000	1,810,771
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	1,970,936
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	959,192
		$29,469,068
Total Municipal Bonds		$650,532,865
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$902,000	$808,753
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,900,000	618,232
Total Bonds		$1,426,985
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.07% (v)	1,898,783	$1,898,783

Other Assets, Less Liabilities – (0.9)%		(5,593,578)
Net Assets – 100.0%		$648,265,055
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,898,783 and $651,959,850, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $72,350,079, representing 11.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$650,532,865	$—	$650,532,865
U.S. Corporate Bonds	—	1,426,985	—	1,426,985
Mutual Funds	1,898,783	—	—	1,898,783
Total	$1,898,783	$651,959,850	$—	$653,858,633
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,970,539	$150,921,630	$151,993,386	$—	$—	$1,898,783
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,420	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2021, are as follows:
California	92.5%
Puerto Rico	5.3%
Illinois	0.6%
Guam	0.5%
Pennsylvania	0.4%
Maryland	0.3%
New Jersey	0.3%
Ohio	0.3%
Tennessee	0.3%
Texas	0.3%
Wisconsin	0.3%
New York	0.2%
Virginia	0.2%
Alabama	0.1%
Minnesota	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.